UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

K I R R , M A R B A C H P A R T N E R S
V A L U E F U N D

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009

Number			Number
of Shares		Value	of Shares			Value

	COMMON STOCKS - 99.6%				Materials - 8.6%
			18,284		Lubrizol Corp.	$1,333,818
	Consumer Discretionary - 26.0%		68,864		Solutia, Inc.*	874,573
24,880	Ascent Media Corp. - Class A*	$635,186				2,208,391
3,402	AutoZone, Inc.*	537,754
27,783	Coach, Inc.	1,014,913			TOTAL COMMON STOCKS (Cost $20,738,143)	25,692,751
11,224	Dollar Tree, Inc.*	542,119
21,484	GameStop Corp. - Class A*	471,359
34,219	HSN, Inc.*	690,882			SHORT TERM INVESTMENT - 0.2%
14,400	Liberty Media-Starz Corp. - Class A*	664,560	Principal
14,250	McGraw-Hill Companies, Inc.	477,518	Amount		Variable Rate Demand Note** - 0.2%
10,702	Time Warner Cable, Inc. - Class A	442,956	$50,000		American Family, 0.10%	50,000
33,196	Toll Brothers, Inc.*	624,417
23,270	WABCO Holdings, Inc.	600,133			TOTAL SHORT TERM INVESTMENT (Cost $50,000)	50,000
		6,701,797
					Total Investments (Cost $20,788,143) - 99.8%	25,742,751
	Energy - 6.8%
8,778	Chevron Corp.	675,818			Other Assets and Liabilities, Net - 0.2%	45,235
53,666	Rosetta Resources, Inc.*	1,069,563
		1,745,381			TOTAL NET ASSETS - 100.0%	$25,787,986

	Financials - 10.8%		*	-	Non-income producing security.
49,682	Janus Capital Group, Inc.	668,223	**	-	Variable rate security as of December 31, 2009.
19,773	Loews Corp.	718,749	f	-	Foreign security.
1,916	Markel Corp.*	651,440
16,452	Portfolio Recovery Associates, Inc.*	738,366
		2,776,778

	Healthcare - 10.7%
7,494	Alcon, Inc.	1,231,639
15,161	Covidien PLC	726,060
13,970	WellPoint, Inc.*	814,311
		2,772,010

	Industrials - 18.0%
18,334	Aecom Technology Corp.*	504,185
21,870	Atlas Air Worldwide Holdings, Inc.*	814,657
13,138	Canadian Pacific Railway Ltd. - f	709,452
31,484	EMCOR Group, Inc.*	846,920
34,245	KBR, Inc.	650,655
43,064	Titan International, Inc.	349,249
21,855	Tyco International Ltd. - f	779,786
		4,654,904

	Information Technology - 18.7%
25,253	Amdocs Ltd.*	720,468
24,240	Cognizant Technology Solutions Corp. - Class A*	1,098,072
14,175	Comtech Telecommunications Corp.*	496,834
16,254	Harris Corp.	772,878
36,595	Intel Corp.	746,538
32,755	Microsoft Corp.	998,700
		4,833,490

FAS 157 - Summary of Fair Value Exposure at December 31, 2009

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$25,692,751	$-
Level 2 - Other significant observable inputs	50,000	-
Level 3 - Significant unobservable inputs	-	-
Total	$25,742,751	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument (none held as of December 31, 2009).

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Kirr, Marbach
Partners Value Fund

Cost of investments	$20,788,143

Gross unrealized appreciation	7,133,615
Gross unrealized depreciation	(2,179,007)
Net unrealized appreciation / (depreciation)	$4,954,608

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)     /s/ Mark Foster
 Mark Foster, President

Date     02/22/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Mark Foster
Mark Foster, President

Date     02/22/2010

By (Signature and Title)*     /s/ Mickey Kim
Mickey Kim, Treasurer

Date     02/22/2010